Exhibit 99.1

World Omni Auto Receivables Trust 2024-B

Monthly Servicer Certificate

April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	798,046,799.76	35,837
Yield Supplement Overcollateralization Amount 03/31/25	56,531,041.89	0
Receivables Balance 03/31/25	854,577,841.65	35,837
Principal Payments	35,673,342.91	959
Defaulted Receivables	1,276,194.25	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	53,295,708.73	0
Pool Balance at 04/30/25	764,332,595.76	34,839

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.24%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	9,784,889.49	353
Past Due 61-90 days	2,751,705.65	91
Past Due 91-120 days	523,095.60	22
Past Due 121+ days	0.00	0
Total	13,059,690.74	466

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	1,392,256.63
Aggregate Net Losses/(Gains) - April 2025	(116,062.38)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.16%
Prior Net Losses/(Gains) Ratio	0.66%
Second Prior Net Losses/(Gains) Ratio	0.78%
Third Prior Net Losses/(Gains) Ratio	0.89%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	6,878,993.36
Actual Overcollateralization	6,878,993.36
Weighted Average Contract Rate	7.40%
Weighted Average Contract Rate, Yield Adjusted	10.92%
Weighted Average Remaining Term	52.32

Flow of Funds	$ Amount
Collections	42,269,929.19
Investment Earnings on Cash Accounts	31,538.72
Servicing Fee	(712,148.20)
Transfer to Collection Account	-
Available Funds	41,589,319.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,196,436.60
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	8,031,782.80
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,878,993.36
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,731,894.45

Total Distributions of Available Funds	41,589,319.71

Servicing Fee	712,148.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	790,864,378.56
Principal Paid	33,410,776.16
Note Balance @ 05/15/25	757,453,602.40

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2a
Note Balance @ 04/15/25	101,313,595.58
Principal Paid	15,594,294.59
Note Balance @ 05/15/25	85,719,300.99
Note Factor @ 05/15/25	42.8596505%

Class A-2b
Note Balance @ 04/15/25	115,750,782.98
Principal Paid	17,816,481.57
Note Balance @ 05/15/25	97,934,301.41
Note Factor @ 05/15/25	42.8596505%

Class A-3
Note Balance @ 04/15/25	428,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	428,500,000.00
Note Factor @ 05/15/25	100.0000000%

Class A-4
Note Balance @ 04/15/25	89,800,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	89,800,000.00
Note Factor @ 05/15/25	100.0000000%

Class B
Note Balance @ 04/15/25	37,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	37,000,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	18,500,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	18,500,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,446,649.10
Total Principal Paid	33,410,776.16
Total Paid	36,857,425.26

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	462,665.42
Principal Paid	15,594,294.59
Total Paid to A-2a Holders	16,056,960.01

Class A-2b
SOFR Rate	4.34471%
Coupon	4.77471%
Interest Paid	460,563.68
Principal Paid	17,816,481.57
Total Paid to A-2b Holders	18,277,045.25

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.7969237
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.1125344
Total Distribution Amount	29.9094581

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.3133271
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	77.9714730
Total A-2a Distribution Amount	80.2848001

A-2b Interest Distribution Amount	2.0155960
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	77.9714730
Total A-2b Distribution Amount	79.9870690

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	240.40
Noteholders' Third Priority Principal Distributable Amount	553.71
Noteholders' Principal Distributable Amount	205.89

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	3,080,896.88
Investment Earnings	10,802.99
Investment Earnings Paid	(10,802.99)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88